Significant Accounting Policies and Estimates (Policies)	5 Months Ended	6 Months Ended
	Dec. 31, 2016	Jun. 30, 2017
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The accompanying consolidated financial statements include the financial position, results of operations and cash flows of Subsidiary for the period from July 22, 2016 (Inception) to December 31, 2016 and that of Integrated after the Closing (see Note 2). All intercompany transactions and balances have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements include the financial position, results of operations and cash flows for the three and six months ended June 30, 2017. All intercompany transactions and balances have been eliminated in consolidation. Because the Company was incorporated July 22, 2016, there is no comparable quarterly period as of June 30, 2016.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses for the reporting period.  Actual results could materially differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses for the reporting period.  Actual results could materially differ from those estimates.

Digital Media Content Policy [Policy Text Block]
Digital Media Content

The Company intends to operate a network of online media channels and will provide digital media (text, audio and video) over the Internet that users may access on demand. As a broadcaster that transmits third party content owned by our channel partners via digital media, the Company applies ASC 920, “Entertainment – Broadcasters”. The channel partners generally receive variable amounts of consideration that are dependent upon the calculation of revenue earned by the channel in a given month, referred to as a “revenue share”, that are payable in arrears. In certain circumstances, there is a monthly fixed fee minimum or a fixed yield (“revenue per 1000 impressions”) based on the volume of advertising impressions served. We disclose fixed dollar commitments for channel content licenses in Note 12 Commitments and Contingencies. Channel partner agreements that include fixed yield based on the volume of impressions served are not included in Note 12 because they cannot be quantified, but are expected to be significant. The expense related to channel partner agreements are reported in “Service Costs” in the Statement of Operations. The cash payments related to channel partner agreements are classified within “Net cash used in operating activities” on the Statement of Cash Flows. Also under ASC 920, if channel partner agreements are structured such that the fee paid precedes the right to use the content because the broadcasts will occur in future periods, the Company will record a Content Asset and a related Content Obligation when all of the following conditions are met, (1) the cost of the content is known or reasonably determinable, (2) the content has been accepted and (3) the content is available for broadcasting under the terms of the channel partner agreement. Capitalized content cost will be amortized on a systematic basis over the agreement term on a straight-line method or an accelerated method depending on the economic and agreement terms. Capitalized content costs will be evaluated for impairment at least annually or whenever circumstances indicate that Content Assets may be impaired.

Property, Plant and Equipment, Policy [Policy Text Block]
Fixed Assets

Fixed assets are recorded at cost. Major improvements are capitalized, while maintenance and repairs are charged to expense as incurred. Gains and losses from disposition of property and equipment are included in income and expense when realized. Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Office equipment and computers	3-5 years
Furniture and fixtures	5-8 years
Website development costs	2-3 years

Fixed Assets

Fixed assets are recorded at cost. Major improvements are capitalized, while maintenance and repairs are charged to expense as incurred. Gains and losses from disposition of property and equipment are included in income and expense when realized. Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Office equipment and computers	3-5 years
Furniture and fixtures	5-8 years
Website development costs	3 years

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]	Intangible Assets The intangible assets consist of the cost of a purchase website domain name with an indefinite useful life.

Intangible Assets The intangible assets consist of the cost of a purchase website domain name with an indefinite useful life.

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets

The long-lived assets, consisting of fixed assets and intangible assets, held and used by the Company are reviewed for impairment no less frequently than annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In the event that facts and circumstances indicate that the cost of any long-lived assets may be impaired, an evaluation of recoverability is performed. Management has determined that there was no impairment in the value of long-lived assets during the period ended December 31, 2016.

Impairment of Long-Lived Assets

The long-lived assets, consisting of fixed assets and intangible assets, held and used by the Company are reviewed for impairment no less frequently than annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In the event that facts and circumstances indicate that the cost of any long-lived assets may be impaired, an evaluation of recoverability is performed. Management has determined that there was no impairment in the value of long-lived assets during the period ended June 30, 2017.

Capitalization of Internal Costs, Policy [Policy Text Block]
Website Development Costs

In accordance with authoritative guidance, the Company begins to capitalize website and software development costs for internal use when planning and design efforts are successfully completed and development is ready to commence. Costs incurred during planning and design, together with costs incurred for training and maintenance, are expensed as incurred and recorded in research and development expense within the consolidated statement of comprehensive loss. The Company places capitalized website and software development assets into service and commences depreciation/amortization when the applicable project or asset is substantially complete and ready for its intended use. Once placed into service, the Company capitalizes qualifying costs of specified upgrades or enhancements to capitalized website and software development assets when the upgrade or enhancement will result in new or additional functionality.

The Company capitalizes internal labor costs, including compensation, benefits and payroll taxes, incurred for certain capitalized website and software development projects related to the Company’s technology platform. The Company’s policy with respect to capitalized internal labor stipulates that labor costs for employees working on eligible internal use capital projects are capitalized as part of the historical cost of the project when the impact, as compared to expensing such labor costs, is material.

Website Development Costs

In accordance with authoritative guidance, the Company begins to capitalize website and software development costs for internal use when planning and design efforts are successfully completed and development is ready to commence. Costs incurred during planning and design, together with costs incurred for training and maintenance, are expensed as incurred and recorded in research and development expense within the consolidated statement of operations. The Company places capitalized website and software development assets into service and commences depreciation/amortization when the applicable project or asset is substantially complete and ready for its intended use. Once placed into service, the Company capitalizes qualifying costs of specified upgrades or enhancements to capitalized website and software development assets when the upgrade or enhancement will result in new or additional functionality. Certain website and software development assets are placed into service and amortized and the Company continues to capitalize costs associated with other website and software development assets that are still in the development stage.

The Company capitalizes internal labor costs, including compensation, benefits and payroll taxes, incurred for certain capitalized website and software development projects related to the Company’s technology platform. The Company’s policy with respect to capitalized internal labor stipulates that labor costs for employees working on eligible internal use capital projects are capitalized as part of the historical cost of the project when the impact, as compared to expensing such labor costs, is material.

Research and Development Expense, Policy [Policy Text Block]	Research and Development Research and development costs are charged to operations in the period incurred and amounted to $411,741 for the period from July 22, 2016 (Inception) to December 31, 2016.

Research and Development Research and development costs are charged to operations in the period incurred and amounted to $9,297 and $73,319 for the three and six months ended June 30, 2017.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value Measurements

Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, FASB ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

·	Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

·	Level 2 - Include other inputs that are directly or indirectly observable in the marketplace.

·	Level 3 - Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In accordance with FASB ASC 820, the Company measures its derivative liability at fair value. The Company’s derivative liability is classified within Level 3.

The carrying value of other current assets and liabilities are considered to be representative of their respective fair values because of the short-term nature of those instruments.

Fair Value Measurements

Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, FASB ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

•	Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2 - Include other inputs that are directly or indirectly observable in the marketplace.

•	Level 3 - Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In accordance with FASB ASC 820, the Company measures its derivative liability at fair value. The Company’s derivative liability is classified within Level 3.

The carrying value of other current assets and liabilities are considered to be representative of their respective fair values because of the short-term nature of those instruments.

Concentration Risk, Credit Risk, Policy [Policy Text Block]	Concentrations of Credit Risk

Concentrations of Credit Risk

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash

The Company maintains cash at a bank where amounts on deposit may exceed the Federal Deposit Insurance Corporation limit throughout the year. The Company has not experienced losses in such accounts and believes it is not exposed to significant credit risk regarding its cash.

Cash

The Company maintains cash at a bank where amounts on deposit may exceed the Federal Deposit Insurance Corporation limit throughout the year. The Company has not experienced losses in such accounts and believes it is not exposed to significant credit risk regarding its cash.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-based Compensation

The Company provides stock-based compensation in the form of (a) restricted stock awards to employees, (b) vested stock grants to directors, (c) stock option grants to employees, directors and independent contractors, and (d) common stock warrants to Channel Partners and other independent contractors.

The Company applies FASB ASC 718, “Stock Compensation,” when recording stock based compensation to employees and directors. The estimated fair value of stock based awards is recognized as compensation expense over the vesting period of the award. We have adopted ASU 2016-09 in 2016 with early application and account for actual forfeitures of awards as they occur.

The fair value of restricted stock awards by Subsidiary at Inception was estimated on the date of the award using the exchange value used by Integrated and the Subsidiary to establish the relative voting control ratio in the Recapitalization.

Restricted stock that was subject to an escrow arrangement and/or a performance condition in conjunction with the Recapitalization was remeasured and fair value was estimated using the quoted price of our common stock on the date of the Recapitalization. The Company uses a Monte Carlo simulation model to determine the number of shares expected to be released from the performance condition escrow.

The fair value of fully vested stock awards is estimated using the quoted price of our common stock on the date of the grant. The fair value of stock option awards is estimated at grant date using the Black-Scholes option pricing model that requires various highly judgmental assumptions including expected volatility and option life.

The Company accounts for stock issued to non-employees in accordance with provisions of FASB ASC 505-50, “Equity Based Payments to Non-Employees.” FASB ASC 505 -50 states that equity instruments that are issued in exchange for the receipt of goods or services should be measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliability measurable. The measurement date occurs as of the earlier of (a) the date at which a performance commitment is reached or (b) absent a performance commitment, the date at which the performance necessary to earn the equity instruments is complete (that is, the vesting date). Equity grants with performance conditions that do not have sufficiently large disincentive for non-performance may be measured at fair value that is not fixed until performance is complete. The fair value of common stock warrants is estimated at grant date using the Black-Scholes option pricing model that requires various highly judgmental assumptions including expected volatility and option life. The Company recognizes expense for equity based payments to non-employees as the services are received. The Company has specific objective criteria, such as the date of launch of a Channel on the Company’s platform, for determination of the period over which services are received and expense is recognized.

The Company uses a Monte Carlo simulation model to determine the number of shares expected to be earned by Channel Partners based on performance obligations to be satisfied over a defined period which will commence at the launch of a Channel on the Company’s platform.

The Company issues common stock upon exercise of equity awards and warrants.

Stock-based Compensation

The Company provides stock-based compensation in the form of (a) restricted stock awards to employees, (b) vested stock grants to directors, (c) stock option grants to employees, directors and independent contractors, and (d) common stock warrants to Channel Partners and other independent contractors.

The Company applies FASB ASC 718, “Stock Compensation,” when recording stock based compensation to employees and directors. The estimated fair value of stock based awards is recognized as compensation expense over the vesting period of the award. The Company has adopted ASU 2016-09 in 2016 with early application and account for actual forfeitures of awards as they occur.

The fair value of restricted stock awards by Subsidiary at Inception was estimated on the date of the award using the exchange value used by Integrated and the Subsidiary to establish the relative voting control ratio in the Recapitalization.

Restricted stock that was subject to an escrow arrangement and/or a performance condition in conjunction with the Recapitalization was remeasured and fair value was estimated using the quoted price of our common stock on the date of the Recapitalization. The Company uses a Monte Carlo simulation model to determine the number of shares expected to be released from the performance condition escrow. Each quarter the Company reevaluates the number of shares expected to be released from the performance condition escrow until the final determination is made as of December 31, 2017.

The fair value of fully vested stock awards is estimated using the quoted price of our common stock on the date of the grant. The fair value of stock option awards is estimated at grant date using the Black-Scholes option pricing model that requires various highly judgmental assumptions including expected volatility and option life.

The Company accounts for stock issued to non-employees in accordance with provisions of FASB ASC 505-50, “Equity Based Payments to Non-Employees.” FASB ASC 505-50 states that equity instruments that are issued in exchange for the receipt of goods or services should be measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliability measurable. The measurement date occurs as of the earlier of (a) the date at which a performance commitment is reached or (b) absent a performance commitment, the date at which the performance necessary to earn the equity instruments is complete (that is, the vesting date). Equity grants with performance conditions that do not have sufficiently large disincentive for non-performance may be measured at fair value that is not fixed until performance is complete. The fair value of common stock warrants is estimated at grant date using the Black-Scholes option pricing model that requires various highly judgmental assumptions including expected volatility and option life. The Company recognizes expense for equity based payments to non-employees as the services are received. The Company has specific objective criteria, such as the date of launch of a Channel on the Company’s platform, for determination of the period over which services are received and expense is recognized.

The Company uses a Monte Carlo simulation model to determine the number of shares expected to be earned by Channel Partners based on performance obligations to be satisfied over a defined period which will commence at the launch of a Channel on the Company’s platform.

The Company issues common stock upon exercise of equity awards and warrants.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company recognizes the tax effects of transactions in the year in which such transactions enter into the determination of net income regardless of when reported for tax purposes. Deferred taxes are provided in the financial statements to give effect to the temporary differences which may arise from differences in the bases of fixed assets, depreciation methods and allowances based on the income taxes expected to be payable in future years. Deferred tax assets arising primarily as a result of net operating loss carry-forwards, and research and development credit have been offset completely by a valuation allowance due to the uncertainty of their utilization in future periods.

The Company recognizes interest accrued relative to unrecognized tax benefits in interest expense and penalties in operating expense. During the period from July 22, 2016 (Inception) to December 31, 2016, the Company recognized no income tax related interest and penalties. The Company had no accruals for income tax related interest and penalties at December 31, 2016.

Income Taxes

The Company recognizes the tax effects of transactions in the year in which such transactions enter into the determination of net income regardless of when reported for tax purposes. Deferred taxes are provided in the financial statements to give effect to the temporary differences which may arise from differences in the bases of fixed assets, depreciation methods and allowances based on the income taxes expected to be payable in future years. Deferred tax assets arising primarily as a result of net operating loss carry-forwards, and research and development credit have been offset completely by a valuation allowance due to the uncertainty of their utilization in future periods.

The Company recognizes interest accrued relative to unrecognized tax benefits in interest expense and penalties in operating expense. During the three and six months ended June 30, 2017, the Company recognized no income tax related interest and penalties. The Company had no accruals for income tax related interest and penalties at June 30, 2017.

Earnings Per Share, Policy [Policy Text Block]
Basic and Diluted Loss per Common Share

Basic income or loss per share is computed using the weighted average number of common shares outstanding during the period, and excludes any dilutive effects of common stock equivalent shares, such as options, restricted stock, and warrants. Restricted stock is considered outstanding and included in the computation of basic income or loss per share when underlying restrictions expire and the shares are no longer forfeitable. Diluted income per share is computed using the weighted average number of common shares outstanding and common stock equivalent shares outstanding during the period using the treasury stock method. Common stock equivalent shares are excluded from the computation if their effect is anti-dilutive. Unvested but outstanding restricted stock (which are forfeitable) are included in the diluted income per share calculation. In a period where there is a net loss, the diluted loss per share is computed using the basic share count. At December 31, 2016, potentially dilutive shares outstanding amounted to 14,510,126.

Basic and Diluted Loss per Common Share

Basic income or loss per share is computed using the weighted average number of common shares outstanding during the period, and excludes any dilutive effects of common stock equivalent shares, such as options, restricted stock, and warrants. Restricted stock is considered outstanding and included in the computation of basic income or loss per share when underlying restrictions expire and the shares are no longer forfeitable. Diluted income per share is computed using the weighted average number of common shares outstanding and common stock equivalent shares outstanding during the period using the treasury stock method. Common stock equivalent shares are excluded from the computation if their effect is anti-dilutive. Unvested but outstanding restricted stock (which are forfeitable) are included in the diluted income per share calculation. In a period where there is a net loss, the diluted loss per share is computed using the basic share count. At June 30, 2017, potentially dilutive shares outstanding amounted to 18,847,613, of which 17,502,943 are not currently registered and/or subject to future vesting conditions. Included in these totals are 6,198,307 common stock equivalents that must be exercised which would result in aggregate proceeds from the sale of stock to the Company of $6,675,000.

Risks and Uncertainties [Policy Text Block]
Risks and Uncertainties

The Company has a limited operating history and has not generated revenue to date. The Company's business and operations are sensitive to general business and economic conditions in the U.S. and worldwide. These conditions include short-term and long-term interest rates, inflation, fluctuations in debt and equity capital markets and the general condition of the U.S. and world economy. A host of factors beyond the Company's control could cause fluctuations in these conditions. Adverse developments in these general business and economic conditions could have a material adverse effect on the Company's financial condition and the results of its operations.

In addition, the Company will compete with many companies that currently have extensive and well-funded projects, marketing and sales operations as well as extensive human capital. The Company may be unable to compete successfully against these companies. The Company's industry is characterized by rapid changes in technology and market demands. As a result, the Company's products, services, and/or expertise may become obsolete and/or unmarketable. The Company's future success will depend on its ability to adapt to technological advances, anticipate customer and market demands, and enhance its current technology under development.

Risks and Uncertainties

The Company has a limited operating history and has not generated revenue to date. The Company’s business and operations are sensitive to general business and economic conditions in the U.S. and worldwide. These conditions include short-term and long-term interest rates, inflation, fluctuations in debt and equity capital markets and the general condition of the U.S. and world economies. A host of factors beyond the Company’s control could cause fluctuations in these conditions. Adverse developments in these general business and economic conditions could have a material adverse effect on the Company’s financial condition and the results of its operations.

In addition, the Company will compete with many companies that currently have extensive and well-funded projects, marketing and sales operations as well as extensive human capital. The Company may be unable to compete successfully against these companies. The Company’s industry is characterized by rapid changes in technology and market demands. As a result, the Company’s products, services, and/or expertise may become obsolete and/or unmarketable. The Company’s future success will depend on its ability to adapt to technological advances, anticipate customer and market demands, and enhance its current technology under development.

Recently Adopted Accounting Pronouncements (Policy Text Block)
Recently Adopted Standards

In August 2014, the FASB issued Accounting Standards Update No. 2014-15 (ASU 2014-15), Presentation of Financial Statements — Going Concern (Subtopic 205-10). ASU 2014-15 provided guidance as to management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. In connection with preparing these consolidated financial statements management evaluated whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. As fully described in Note 3, the Company believes that it does not have sufficient funds to support its operations through the end of first quarter of 2018.

In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting.  ASU 2016-09 changes how companies account for certain aspects of share-based payment awards to employees, including the accounting for income taxes, forfeitures and statutory tax withholding requirements, as well as classification in the statement of cash flows.  ASU 2016-09 is effective for annual periods beginning after December 15, 2016, including interim periods within those annual periods. Management has adopted this standard early in 2016 and it did not have a material effect on the financial statements and related disclosures.

Recently Adopted Standards

In November 2015, the FASB issued Accounting Standards Update No. 2015-17 (ASU 2015-17), Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. ASU 2015-17 requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. ASU 2015-17 is effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The adoption of ASU 2015-17 did not have any impact on Company’s financial statement presentation or disclosures.

Recently Announced Accounting Pronouncements, Policy [Policy Text Block]
Recent Issued Accounting Pronouncements

In November 2015, the FASB issued Accounting Standards Update No. 2015-17 (ASU 2015-17), Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. ASU 2015-17 requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. ASU 2015-17 is effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Earlier application is permitted as of the beginning of an interim or annual reporting period. The adoption of ASU 2015-17 is not expected to have any impact on Company’s financial statement presentation or disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which supersedes all existing guidance on accounting for leases in ASC Topic 840.  ASU 2016-02 is intended to provide enhanced transparency and comparability by requiring lessees to record right-of-use assets and corresponding lease liabilities on the balance sheet.  ASU 2016-02 will continue to classify leases as either finance or operating, with classification affecting the pattern of expense recognition in the statement of income.  ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years.  Early adoption is permitted.  ASU 2016-02 is required to be applied with a modified retrospective approach to each prior reporting period presented with various optional practical expedients.  The Company is currently assessing the potential impact of adopting ASU 2016-02 on its financial statements and related disclosures.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments.  ASU 2016-15 refines how companies classify certain aspects of the cash flow statement in regards to debt prepayment, settlement of debt instruments, contingent consideration payments, proceeds from insurance claims and life insurance policies, distribution from equity method investees, beneficial interests in securitization transactions and separately identifiable cash flows.  ASU 2016-15 is effective for annual periods beginning after December 15, 2017, and interim periods within those fiscal years.  No early adoption is permitted.  Management is currently assessing the potential impact of adopting ASU 2016-15 on the financial statements and related disclosures.

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09 (ASC 606) - Revenue from Contracts with Customers (“ASU 2014-09”), which provides guidance for revenue recognition. This ASU will supersede the revenue recognition requirements in Topic 605, and most industry specific guidance. The standard's core principle is that revenue is recognized when promised goods or services are transferred to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer
Step 2: Identify the performance obligations in the contract.
Step 3: Determine the transaction price.
Step 4: Allocate the transaction price to the performance obligations in the contract.
Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The guidance in ASU 2014-09 also specifies the accounting for some costs to obtain or fulfill a contract with a customer. ASC 606 requires the Company to make significant judgments and estimates. ASC 606 also requires more extensive disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The FASB has also issued several additional ASUs which amend ASU 2014-09. The amendments do not change the core principle of the guidance in ASC 606.

Public business entities are required to apply the guidance of ASC 606 to annual reporting periods beginning after December 15, 2017 (2018 for calendar year end reporting companies), including interim reporting periods within that reporting period. Early adoption is permitted.

The Company has not yet estimated the financial statement impact of the expected changes. The Company will continue to assess the impact of ASC 606 as it works through the adoption in 2017.

 Management believes that any other recently issued, but not yet effective, authoritative guidance, if currently adopted, would not have a material impact on the Company’s consolidated financial statement presentation or disclosures.

Recent Issued Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which supersedes all existing guidance on accounting for leases in ASC Topic 840.  ASU 2016-02 is intended to provide enhanced transparency and comparability by requiring lessees to record right-of-use assets and corresponding lease liabilities on the balance sheet.  ASU 2016-02 will continue to classify leases as either finance or operating, with classification affecting the pattern of expense recognition in the statement of income.  ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years.  Early adoption is permitted.  ASU 2016-02 is required to be applied with a modified retrospective approach to each prior reporting period presented with various optional practical expedients. The Company is currently assessing the potential impact of adopting ASU 2016-02 on its financial statements and related disclosures.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments.  ASU 2016-15 refines how companies classify certain aspects of the cash flow statement in regards to debt prepayment, settlement of debt instruments, contingent consideration payments, proceeds from insurance claims and life insurance policies, distribution from equity method investees, beneficial interests in securitization transactions and separately identifiable cash flows.  ASU 2016-15 is effective for annual periods beginning after December 15, 2017, and interim periods within those fiscal years.  No early adoption is permitted.  Management is currently assessing the potential impact of adopting ASU 2016-15 on the financial statements and related disclosures.

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09 (ASC 606) - Revenue from Contracts with Customers (“ASU 2014-09”), which provides guidance for revenue recognition. This ASU will supersede the revenue recognition requirements in Topic 605, and most industry specific guidance. The standard’s core principle is that revenue is recognized when promised goods or services are transferred to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer
Step 2: Identify the performance obligations in the contract.
Step 3: Determine the transaction price.
Step 4: Allocate the transaction price to the performance obligations in the contract.
Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The guidance in ASU 2014-09 also specifies the accounting for some costs to obtain or fulfill a contract with a customer. ASC 606 requires the Company to make significant judgments and estimates. ASC 606 also requires more extensive disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The FASB has also issued several additional ASUs which amend ASU 2014-09. The amendments do not change the core principle of the guidance in ASC 606.

Public business entities are required to apply the guidance of ASC 606 to annual reporting periods beginning after December 15, 2017 (2018 for calendar year end reporting companies), including interim reporting periods within that reporting period. Early adoption is permitted.

The Company has not yet estimated the financial statement impact of the expected changes. The Company will continue to assess the impact of ASC 606 as it works through the adoption in 2017.

Management believes that any other recently issued, but not yet effective, authoritative guidance, if currently adopted, would not have a material impact on the Company’s consolidated financial statement presentation or disclosures.